Insurance contracts and private pension (Tables)	12 Months Ended
Dec. 31, 2022
Insurance Contracts And Private Pension
Summary of Main Insurance lines

Main Insurance Lines	Sales ratio %			Loss ratio %
	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Group Accident Insurance	30.5%	31.5%	33.8%	17.0%	14.5%	11.3%
Individual Accident Insurance	18.4%	18.7%	18.8%	25.6%	26.7%	29.4%
Credit Life Insurance	22.3%	22.9%	24.2%	19.3%	26.1%	22.3%
Random Events	23.7%	23.3%	23.5%	28.8%	32.0%	34.3%
Multiple Peril	42.7%	43.1%	44.4%	19.3%	24.0%	52.9%
Mortagage Insurance in Market Policies – Credit Life Insurance	20.1%	20.3%	20.4%	11.1%	26.5%	18.5%
Group Life	23.8%	23.8%	24.0%	35.5%	53.5%	41.0%

Summary of Revenue From Insurance and Private Pension

Main lines	Premiums and contributions
	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Group Accident Insurance	973	883	847
Individual Accident Insurance	149	175	187
Disability Savings Pension	292	240	258
PGBL	2,974	2,460	2,235
Credit Life Insurance	1,412	1,008	624
Random Events	216	192	195
Multiple Peril	645	542	370
Mortagage Insurance in Market Policies – Credit Life Insurance	571	437	339
Traditional	123	128	117
VGBL	8,496	7,054	8,022
Group Life	1,422	1,165	955
Other lines	849	739	655
Total	18,122	15,023	14,804

Schedule of change in technical provisions

	12/31/2022			12/31/2021
	Insurance	Private Pension	Total	Insurance	Private Pension	Total
Unearned premiums (PPNG)	3,615	12	3,627	2,846	12	2,858
Mathematical provisions for benefits to be granted (PMBAC) and granted benefits (PMBC)	30	228,786	228,816	19	209,196	209,215
Redemptions and Other Unsettled Amounts (PVR)	23	394	417	19	358	377
Financial surplus (PEF)	-	729	729	1	691	692
Unsettled claims (PSL)	503	74	577	506	79	585
Claims / events incurred but not reported (IBNR)	345	26	371	334	27	361
Related Expenses (PDR)	32	49	81	29	65	94
Other provisions	135	397	532	129	665	794
Total	4,683	230,467	235,150	3,883	211,093	214,976
Current	3,588	159	3,747	3,102	541	3,643
Non-current	1,095	230,308	231,403	781	210,552	211,333

IV - Change in technical provisions

	12/31/2022			12/31/2021
	Insurance	Private pension	Total	Insurance	Private pension	Total
Opening balance - 01/01	3,883	211,093	214,976	3,303	217,697	221,000
(+) Additions arising from premiums / contributions	6,254	11,632	17,886	5,106	9,676	14,782
(-) Deferral due to elapsed risk	(5,485)	-	(5,485)	(4,563)	-	(4,563)
(-) Payment of claims / benefits	(1,506)	(465)	(1,971)	(1,598)	(373)	(1,971)
(+) Reported claims	1,477	-	1,477	1,534	-	1,534
(-) Redemptions	-	(15,127)	(15,127)	-	(16,872)	(16,872)
(+/-) Net Portability	-	1,962	1,962	-	(3,417)	(3,417)
(+) Adjustment of reserves and financial surplus	10	21,591	21,601	14	5,009	5,023
(+/-) Other (increase / reversal)	50	(219)	(169)	83	(627)	(544)
(+/-) Corporate Reorganization	-	-	-	4	-	4
Closing balance	4,683	230,467	235,150	3,883	211,093	214,976
Through actuarial models based mainly on the portfolio historical experience and on macroeconomic projections, ITAÚ UNIBANCO HOLDING establishes the assumptions that influence the assessment of technical provisions. The assumptions are reassessed annually by experts of the actuarial and risk area, and are subsequently submitted to the executive’s approval. The effects on assumptions are recognized in income for the period in which they occurred.

Schedule of change in technical provisions

	12/31/2022			12/31/2021
	Insurance	Private pension	Total	Insurance	Private pension	Total
Opening balance - 01/01	3,883	211,093	214,976	3,303	217,697	221,000
(+) Additions arising from premiums / contributions	6,254	11,632	17,886	5,106	9,676	14,782
(-) Deferral due to elapsed risk	(5,485)	-	(5,485)	(4,563)	-	(4,563)
(-) Payment of claims / benefits	(1,506)	(465)	(1,971)	(1,598)	(373)	(1,971)
(+) Reported claims	1,477	-	1,477	1,534	-	1,534
(-) Redemptions	-	(15,127)	(15,127)	-	(16,872)	(16,872)
(+/-) Net Portability	-	1,962	1,962	-	(3,417)	(3,417)
(+) Adjustment of reserves and financial surplus	10	21,591	21,601	14	5,009	5,023
(+/-) Other (increase / reversal)	50	(219)	(169)	83	(627)	(544)
(+/-) Corporate Reorganization	-	-	-	4	-	4
Closing balance	4,683	230,467	235,150	3,883	211,093	214,976
Through actuarial models based mainly on the portfolio historical experience and on macroeconomic projections, ITAÚ UNIBANCO HOLDING establishes the assumptions that influence the assessment of technical provisions. The assumptions are reassessed annually by experts of the actuarial and risk area, and are subsequently submitted to the executive’s approval. The effects on assumptions are recognized in income for the period in which they occurred.

Summary of Deferred Acquisition Costs

	12/31/2022	12/31/2021
Opening Balance - 01/01	631	496
Increase	1,559	1,298
Amortization	(1,379)	(1,163)
Closing Balance	811	631
Balance to be amortized in up to 12 months	573	464
Balance to be amortized after 12 months	238	167

Schedule of judicial claims net of reinsurance

Provision for unsettled claims (PSL)	577
(-) IBNER	213
(-) Reinsurance	12
(-) Retrocession and other estimates	(7)
Liability claims presented in the claims development table (I + II)	359
The amount of obligations of the ITAÚ UNIBANCO HOLDING may change. The first part of the table below shows how the final loss estimate changes through time. The second part of the table reconciles the amounts pending payment and the liability disclosed in the balance sheet.

I - Administrative claims - net of reinsurance

Occurrence date	12/31/2018	12/31/2019	12/31/2020	12/31/2021	12/31/2022	Total
At the end of reporting period	954	1,121	1,231	1,401	1,413
After 1 year	1,012	1,133	1,237	1,491
After 2 years	1,015	1,133	1,245
After 3 years	1,012	1,135
After 4 years	1,007
Current estimate	1,007	1,135	1,245	1,491	1,413
Accumulated payments through base date	998	1,126	1,236	1,476	1,316	6,152
Liabilities recognized in the balance sheet	9	9	9	15	97	139
Liabilities in relation to prior periods						55
Total administrative claims						194

II - Judicial claims - net of reinsurance

Occurrence date	12/31/2018	12/31/2019	12/31/2020	12/31/2021	12/31/2022	Total
At the end of reporting period	16	20	12	12	15
After 1 year	33	36	23	27
After 2 years	47	43	31
After 3 years	54	50
After 4 years	58
Current estimate	58	50	31	27	15
Accumulated payments through base date	49	37	19	14	5	124
Liabilities recognized in the balance sheet	9	13	12	13	10	57
Liabilities in relation to prior periods						108
Total judicial claims						165
The breakdown of the claims development table into administrative and judicial shows the reallocation of admininstrative claims up to a certain base date and that become judicial claims afterwards, which may give the wrong impression of need for adjusting the provisions in each breakdown.

Schedule of judicial claims net of reinsurance

Occurrence date	12/31/2018	12/31/2019	12/31/2020	12/31/2021	12/31/2022	Total
At the end of reporting period	954	1,121	1,231	1,401	1,413
After 1 year	1,012	1,133	1,237	1,491
After 2 years	1,015	1,133	1,245
After 3 years	1,012	1,135
After 4 years	1,007
Current estimate	1,007	1,135	1,245	1,491	1,413
Accumulated payments through base date	998	1,126	1,236	1,476	1,316	6,152
Liabilities recognized in the balance sheet	9	9	9	15	97	139
Liabilities in relation to prior periods						55
Total administrative claims						194

II - Judicial claims - net of reinsurance

Occurrence date	12/31/2018	12/31/2019	12/31/2020	12/31/2021	12/31/2022	Total
At the end of reporting period	16	20	12	12	15
After 1 year	33	36	23	27
After 2 years	47	43	31
After 3 years	54	50
After 4 years	58
Current estimate	58	50	31	27	15
Accumulated payments through base date	49	37	19	14	5	124
Liabilities recognized in the balance sheet	9	13	12	13	10	57
Liabilities in relation to prior periods						108
Total judicial claims						165
The breakdown of the claims development table into administrative and judicial shows the reallocation of admininstrative claims up to a certain base date and that become judicial claims afterwards, which may give the wrong impression of need for adjusting the provisions in each breakdown.

Schedule of judicial claims net of reinsurance

Occurrence date	12/31/2018	12/31/2019	12/31/2020	12/31/2021	12/31/2022	Total
At the end of reporting period	16	20	12	12	15
After 1 year	33	36	23	27
After 2 years	47	43	31
After 3 years	54	50
After 4 years	58
Current estimate	58	50	31	27	15
Accumulated payments through base date	49	37	19	14	5	124
Liabilities recognized in the balance sheet	9	13	12	13	10	57
Liabilities in relation to prior periods						108
Total judicial claims						165
The breakdown of the claims development table into administrative and judicial shows the reallocation of admininstrative claims up to a certain base date and that become judicial claims afterwards, which may give the wrong impression of need for adjusting the provisions in each breakdown.